Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
– trading assets	$ 217,350	$ 248,842
– derivatives	262,923	196,882
Total assets	2,985,420	2,957,939
Deferred tax liabilities	2,894	4,673
Total liabilities	2,788,730	2,751,162
Total equity	196,690	206,777	$ 206,764	$ 204,995
Total equity and liabilities	2,985,420	2,957,939
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	126,751	127,657
– trading assets	0	0
Financial assets at fair value	42,908	44,682
– derivatives	236	147
– financial investments – at amortised cost	64,407	61,593
– financial investments – at fair value through other comprehensive income	11,174	13,268
Other financial assets	8,026	7,967
Reinsurance assets	4,181	3,921
PVIF	10,437	9,453
Other assets and investment properties	3,690	3,585
Total assets	145,059	144,616
Liabilities under investment contracts designated at fair value	5,584	5,938
Liabilities under insurance contracts	113,195	112,807
Deferred tax liabilities	1,861	1,630
Other liabilities	7,113	7,269
Total liabilities	127,753	127,644
Total equity	17,306	16,972
Total equity and liabilities	145,059	144,616
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | With DPF
Disclosure of financial assets [line items]
Financial assets	89,110	88,969
– trading assets	0	0
Financial assets at fair value	29,688	30,669
– derivatives	210	129
– financial investments – at amortised cost	44,257	42,001
– financial investments – at fair value through other comprehensive income	8,992	10,858
Other financial assets	5,963	5,312
Reinsurance assets	2,270	2,180
PVIF	0	0
Other assets and investment properties	2,498	2,558
Total assets	93,878	93,707
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	90,169	89,492
Deferred tax liabilities	223	179
Other liabilities	0	0
Total liabilities	90,392	89,671
Total equity	0	0
Total equity and liabilities	90,392	89,671
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Unit- linked
Disclosure of financial assets [line items]
Financial assets	8,294	8,881
– trading assets	0	0
Financial assets at fair value	8,073	8,605
– derivatives	0	1
– financial investments – at amortised cost	57	61
– financial investments – at fair value through other comprehensive income	0	0
Other financial assets	164	214
Reinsurance assets	67	72
PVIF	0	0
Other assets and investment properties	4	1
Total assets	8,365	8,954
Liabilities under investment contracts designated at fair value	2,177	2,297
Liabilities under insurance contracts	5,558	6,558
Deferred tax liabilities	5	9
Other liabilities	0	0
Total liabilities	7,740	8,864
Total equity	0	0
Total equity and liabilities	7,740	8,864
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Other contracts
Disclosure of financial assets [line items]
Financial assets	20,912	19,856
– trading assets	0	0
Financial assets at fair value	3,752	3,581
– derivatives	21	15
– financial investments – at amortised cost	15,683	14,622
– financial investments – at fair value through other comprehensive income	432	459
Other financial assets	1,024	1,179
Reinsurance assets	1,841	1,666
PVIF	0	0
Other assets and investment properties	224	206
Total assets	22,977	21,728
Liabilities under investment contracts designated at fair value	3,407	3,641
Liabilities under insurance contracts	17,468	16,757
Deferred tax liabilities	17	24
Other liabilities	0	0
Total liabilities	20,892	20,422
Total equity	0	0
Total equity and liabilities	20,892	20,422
Shareholder assets and liabilities | Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	8,435	9,951
– trading assets	0	0
Financial assets at fair value	1,395	1,827
– derivatives	5	2
– financial investments – at amortised cost	4,410	4,909
– financial investments – at fair value through other comprehensive income	1,750	1,951
Other financial assets	875	1,262
Reinsurance assets	3	3
PVIF	10,437	9,453
Other assets and investment properties	964	820
Total assets	19,839	20,227
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax liabilities	1,616	1,418
Other liabilities	7,113	7,269
Total liabilities	8,729	8,687
Total equity	17,306	16,972
Total equity and liabilities	$ 26,035	$ 25,659